Investments in joint ventures and associates - Disclosure of share of net assets, joint ventures and associates (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	£ 867	£ 995
Exchange adjustments	25	(58)
Additions	486	81
Share of post-tax results for the year	92	58
Share of other comprehensive income of associates, net of tax	1	1
Dividends received	(158)	(80)
Disposals	(50)	0
Other movements	(25)	(130)
Investments accounted for using equity method, ending balance	1,238	867
Joint ventures
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	638	654
Exchange adjustments	19	(36)
Additions	469	75
Share of post-tax results for the year	49	28
Share of other comprehensive income of associates, net of tax	0	0
Dividends received	(123)	(49)
Disposals	(50)	0
Other movements	(41)	(34)
Investments accounted for using equity method, ending balance	961	638
Associates
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	229	341
Exchange adjustments	6	(22)
Additions	17	6
Share of post-tax results for the year	43	30
Share of other comprehensive income of associates, net of tax	1	1
Dividends received	(35)	(31)
Disposals	0	0
Other movements	16	(96)
Investments accounted for using equity method, ending balance	£ 277	£ 229